Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2020
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust
CIK	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2021
Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2021
Prospectus Date	rr_ProspectusDate	Jul. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco Financial Preferred ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGF